Quarterly Financial Data (Unaudited and restated) - Restated consolidated statements of operations and comprehensive loss (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue					$ 370,176	$ 2,112,806
Operating expenses:
Cost of revenues					81,295
Research and development					20,223,495	16,455,278
General and administrative					20,130,546	16,828,229
In-process research and development impairment					3,500,000	2,366,000
Amortization of intangible asset					1,030,625
Change in fair value of contingent consideration					(3,342,515)	430,000
Total operating expenses					40,592,821	37,531,845
Operating loss					(40,222,645)	(35,419,039)
Change in fair value of warrant liability					11,020	22,758
Unrealized (loss) gain on available-for-sale securities					(1,701,428)	(842,538)
Other expense, net					(665,198)	692,038
Total non-operating loss					(1,368,359)	(127,742)
Net loss before income taxes from continuing operations					(41,591,004)	(35,546,781)
Income tax benefit	$ 215,937			$ 215,937	215,937	145,974
Net loss from continuing operations	(10,393,828)	$ (9,033,070)	$ (17,222,868)	(27,616,697)	(41,375,067)	(35,400,807)
Net loss from discontinued operations before income taxes	(2,700,943)	(1,230,840)	(1,230,840)	(3,931,782)	(5,560,130)
Income tax benefit from discontinued operations	(253,000)	3,326,000	3,326,000	3,073,000	3,073,000
Net loss	(13,347,771)	(6,937,910)	(15,127,708)	(28,475,479)	(43,862,197)	(35,400,807)
Net loss - non-controlling interest					(427,491)	(329,339)
Net loss attributable to NightHawk Biosciences, Inc.	$ (13,258,350)	$ (6,831,286)	$ (14,951,873)	$ (28,210,223)	$ (43,434,706)	$ (35,071,468)
Net loss per share, basic - continuing operations (in dollars per share)	$ (0.40)	$ (0.35)	$ (0.67)	$ (1.07)	$ (1.60)	$ (1.41)
Net loss per share, diluted - continuing operations (in dollars per share)	(0.40)	(0.35)	(0.67)	(1.07)	(1.60)	$ (1.41)
Net loss per share, basic - discontinued operations (in dollars per share)	(0.12)	0.08	0.08	(0.03)	(0.10)
Net loss per share, diluted - discontinued operations (in dollars per share)	$ (0.12)	$ 0.08	$ 0.08	$ (0.03)	$ (0.10)
Total comprehensive loss	$ (13,232,112)	$ (6,788,055)	$ (15,033,122)	$ (28,265,234)	$ (43,742,332)	$ (35,302,692)
Comprehensive loss - NightHawk Biosciences, Inc.	(13,142,691)	(6,681,431)	(14,857,287)	(27,999,978)	$ (43,314,841)	$ (34,973,353)
Reclass for Discontinued Operations
Operating expenses:
Income tax benefit	253,000	(3,326,000)	(3,326,000)	(3,073,000)
Net loss from continuing operations	2,953,943	(2,095,160)	(2,095,160)	858,782
Net loss from discontinued operations before income taxes	(2,700,943)	(1,230,840)	(1,230,840)	(3,931,782)
Income tax benefit from discontinued operations	$ (253,000)	$ 3,326,000	$ 3,326,000	$ 3,073,000
Net loss per share, basic - continuing operations (in dollars per share)	$ 0.12	$ (0.08)	$ (0.09)	$ 0.03
Net loss per share, diluted - continuing operations (in dollars per share)	0.12	(0.08)	(0.09)	0.03
Net loss per share, basic - discontinued operations (in dollars per share)	(0.12)	0.08	0.08	(0.03)
Net loss per share, diluted - discontinued operations (in dollars per share)	$ (0.12)	$ 0.08	$ 0.08	$ (0.03)
As Previously Reported
Operating expenses:
Income tax benefit	$ 215,937			$ 215,937
Net loss from continuing operations	(13,094,771)	$ (10,263,910)	$ (18,453,708)	(31,548,479)
Net loss	(13,094,771)	(10,263,910)	(18,453,708)	(31,548,479)
Net loss attributable to NightHawk Biosciences, Inc.	$ (13,005,350)	$ (10,157,286)	$ (18,277,873)	$ (31,283,223)
Net loss per share, basic - continuing operations (in dollars per share)	$ (0.51)	$ (0.40)	$ (0.71)	$ (1.22)
Net loss per share, diluted - continuing operations (in dollars per share)	$ (0.51)	$ (0.40)	$ (0.71)	$ (1.22)
Total comprehensive loss	$ (12,979,112)	$ (10,114,055)	$ (18,359,122)	$ (31,338,234)
Comprehensive loss - NightHawk Biosciences, Inc.	(12,889,691)	(10,007,431)	(18,183,287)	(31,072,978)
Adjustments
Operating expenses:
Income tax benefit	(253,000)	3,326,000	3,326,000	3,073,000
Net loss from continuing operations	(253,000)	3,326,000	3,326,000	3,073,000
Net loss	(253,000)	3,326,000	3,326,000	3,073,000
Net loss attributable to NightHawk Biosciences, Inc.	$ (253,000)	$ 3,326,000	$ 3,326,000	$ 3,073,000
Net loss per share, basic - continuing operations (in dollars per share)	$ (0.01)	$ 0.13	$ 0.13	$ 0.12
Net loss per share, diluted - continuing operations (in dollars per share)	$ (0.01)	$ 0.13	$ 0.13	$ 0.12
Total comprehensive loss	$ (253,000)	$ 3,326,000	$ 3,326,000	$ 3,073,000
Comprehensive loss - NightHawk Biosciences, Inc.	(253,000)	3,326,000	3,326,000	3,073,000
As Restated
Operating expenses:
Income tax benefit	(37,063)	3,326,000	3,326,000	3,288,937
Net loss from continuing operations	(13,347,771)	(6,937,910)	(15,127,708)	(28,475,479)
Net loss	(13,347,771)	(6,937,910)	(15,127,708)	(28,475,479)
Net loss attributable to NightHawk Biosciences, Inc.	$ (13,258,350)	$ (6,831,286)	$ (14,951,873)	$ (28,210,223)
Net loss per share, basic - continuing operations (in dollars per share)	$ (0.52)	$ (0.27)	$ (0.58)	$ (1.10)
Net loss per share, diluted - continuing operations (in dollars per share)	$ (0.52)	$ (0.27)	$ (0.58)	$ (1.10)
Total comprehensive loss	$ (13,232,112)	$ (6,788,055)	$ (15,033,122)	$ (28,265,234)
Comprehensive loss - NightHawk Biosciences, Inc.	$ (13,142,691)	$ (6,681,431)	$ (14,857,287)	$ (27,999,978)